UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018

(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SemiAnnual Report	Advent Claymore Convertible
AVK
April 30, 2006 Unaudited	Securities and Income Fund

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Summary As of April 30, 2006(unaudited)

Fund Statistics
Share Price		$24.66
Common Share Net Asset Value		$26.68
Premium/(Discount) to NAV		-7.57%
Net Assets Applicable to Common Shares ($000)		$623,073
Total Returns
(Inception 4/30/03)	Market	NAV
Six month	11.22%	10.14%
One Year	18.62%	19.07%
Since Inception -average annual	9.50%	13.68%

Top Ten Sectors		% of Long-Term Investments
Financial Services		13.5%
Insurance		10.3%
Communications, Media and Entertainment		8.8%
Electronic Equipment and Components		7.2%
Pharmaceuticals		5.8%
Oil and Gas		5.5%
Banking and Finance		5.4%
Utilities - Gas and Electric		5.2%
Chemicals		5.0%
Health Care Products and Services		4.3%

Top Ten Issuers		% of Long-Term Investments
Lucent Technologies		3.5%
Liberty Media Corp.		3.0%
Citigroup Funding, Inc.		3.0%
Amazon.com, Inc.		2.9%
EchoStar Communications Corp.		2.4%
Merrill Lynch & Co., Inc.		2.4%
Fortis Insurance NV		2.4%
E*Trade Financial Corp.		2.4%
Entergy Corp.		2.3%
Freeport-McMoRan Copper & Gold, Inc.		2.1%

Share Price & NAV Performance

Monthly Dividends Per Shares

Portfolio Composition (% of Total Investments)

2 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund

Portfolio of Investments | April 30, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments – 142.1%

	Convertible Preferred Stocks – 64.5%

	Aerospace and Defense – 1.1%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,956,250

	Aluminum, Steel and Other Metals – 2.9%
13,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	18,164,250

	Banking and Finance – 7.7%
637,500	Marshall & Ilsley Corp., 6.50%, 2007	17,085,000
150,000	National Australia Bank, Equity Security Unit, 7.875% (Australia)	7,027,500
300,000	New York Community Capital Trust V, 6.00%, 2051	14,265,000
170,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,477,500

		47,855,000

	Chemicals – 3.6%
320,000	Celanese Corp., Ser. A, 4.25%	9,856,000
290,000	Huntsman Corp., 5.00%, 2008 (a)	12,383,000

		22,239,000

	Communications Equipment – 5.0%
30,400	Lucent Technologies Capital Trust I, 7.75%, 2017	31,323,400

	Financial Services – 15.6%
145,000	Affiliated Managers Group, Inc., 5.10%, 2036 (b)	7,159,375
436,000	Citigroup Funding, Inc., Ser. GNW, 5.02%, 2008 (c)	14,139,480
150,000	Citigroup Funding, Inc., Ser. RIG, 6.50%, 2008	12,196,515
400,000	E*Trade Financial Corp., 6.125%, 2008	12,968,000
90	Fannie Mae, 5.375%	8,592,019
100,000	Goldman Sachs Group, Inc., 6.75%, 2006	11,668,900
41,019	Lehman Brothers Holdings, Inc., Ser. AAPL, 5.00%, 2008	2,720,790
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007 (a)	13,502,311
326,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007	13,926,326

		96,873,716

	Health Care Products and Services – 1.0%
6,000	HealthSouth Corp., 6.50% (b)	6,150,000

	Insurance – 14.0%
16,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (b)	21,001,313
417,003	MetLife, Inc., Ser. B, 6.375%, 2008	11,684,424
120,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	7,275,000
141,300	The Hartford Financial Services Group, Inc., 6.00%, 2006	11,374,650
367,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	9,597,050
265,000	Travelers Property Casualty Corp., Ser. A, 4.50%, 2032	6,534,900
150,000	UnumProvident Corp., 8.25%, 2007	4,762,500
600,000	XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	15,012,000

		87,241,837

	Oil and Gas – 2.1%
106,507	Amerada Hess Corp., 7.00%, 2006	12,845,809

	Pharmaceuticals – 0.8%
100,000	Schering-Plough Corp., 6.00%, 2007	5,118,000

	Real Estate Investment Trusts – 2.2%
205,000	Simon Property Group, LP, 6.00%	13,763,700

	Transportation – 1.1%
6,668	Kansas City Southern, 5.125%	7,006,401

	Utilities - Gas and Electric – 7.4%
83,082	AES Trust VII, 6.00%, 2008	4,071,018
400,000	Entergy Corp., 7.625%, 2009	19,980,000
50,000	NRG Energy, Inc., 5.75%, 2009	12,381,250
200,000	PNM Resources, Inc., 6.75%, 2008	9,724,000

		46,156,268

	Total Convertible Preferred Stocks – 64.5% (Cost $363,016,017)	401,693,631

See notes to financial statements.

SemiAnnual Report | April 30, 2006 | 3

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Convertible Bonds – 48.1%

	Airlines – 2.8%
$ 8,412,000	Continental Airlines, Inc., CCC+
	4.50%, 2/01/07, Convertible Notes (a)	$8,254,275
10,000,000	JetBlue Airways Corp., B-
	3.50%, 7/15/33, Senior Convertible Debentures (a)	8,950,000

		17,204,275

	Commercial Services – 0.7%
3,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	4,721,250

	Communications, Media and Entertainment – 8.8%
21,636,000	EchoStar Communications Corp., B
	5.75%, 5/15/08, Subordinated Convertible Notes	21,446,685
	Liberty Media Corp., BB+
10,000,000	3.50%, 1/15/31, Convertible Notes	10,012,500
22,000,000	3.25%, 3/15/31, Senior Convertible Notes (a)	16,720,000
4,000,000	Lions Gate Entertainment Corp., NR
	3.625%, 3/15/25, Senior Subordinated Convertible Debentures (Canada)	3,655,000
4,000,000	XM Satellite Radio Holdings, Inc., CCC-
	1.75%, 12/01/09, Senior Convertible Notes	3,330,000

		55,164,185

	Computer Services – 1.4%
4,000,000	CIBER, Inc., NR
	2.875%, 12/15/23, Senior Subordinated Convertible Notes	3,585,000
5,000,000	Electronic Data Systems Corp., BBB-
	3.875%, 7/15/23, Senior Convertible Notes	5,218,750

		8,803,750

	Computers - Software and Peripherals – 3.7%
4,000,000	Maxtor Corp., NR
	6.80%, 4/30/10, Senior Unsubordinated Convertible Notes	4,595,000
3,000,000	Mercury Computer Systems, Inc., NR
	2.00%, 5/01/24, Senior Convertible Notes	2,722,500
6,600,000	Quantum Corp., B-
	4.375%, 8/01/10, Subordinated Convertible Notes	6,723,750
7,500,000	Red Hat, Inc., B
	0.50%, 1/15/24, Senior Subordinated Convertible Notes	9,375,000

		23,416,250

	Containers and Packaging – 0.8%
5,000,000	Sealed Air Corp., BBB
	3.00%, 6/30/33, Senior Convertible Notes (b)	4,762,500

	E-Commerce – 5.7%
27,233,000	Amazon.com, Inc., B
	4.75%, 2/01/09, Senior Subordinated Convertible Debentures	25,939,433
10,000,000	WebMD Corp., NR
	1.75%, 6/15/23, Subordinated Convertible Notes	9,337,500

		35,276,933

	Electronic Equipment and Components – 7.2%
3,589,000	Agere Systems, Inc., B
	6.50%, 12/15/09, Subordinated Convertible Notes	3,566,569
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,950,000
	Intel Corp., A-
15,000,000	2.95%, 12/15/35, Subordinated Convertible Debentures (b)	12,881,250
3,000,000	2.95%, 12/15/35, Subordinated Convertible Debentures	2,576,250
9,000,000	LSI Logic Corp., B
	4.00%, 5/15/10, Convertible Notes	9,663,750
3,500,000	Mentor Graphics Corp., NR
	6.25%, 3/01/26, Subordinated Convertible Debentures (b)	3,858,750
4,000,000	Vishay Intertechnology, Inc., B+
	3.625%, 8/01/23, Subordinated Convertible Notes	4,150,000

		44,646,569

	Financial Services – 1.2%
144,988	Merrill Lynch & Co., Inc., Ser. ECA, A+
	8.00%, 10/26/06, Notes (b)(d)	7,269,698

	Food - Wholesale – 0.9%
15,415,000	Nash Finch Co., B-
	1.631%, 3/15/35, Senior Subordinated Convertible Notes (e)	5,780,625

	Health Care Products and Services – 2.8%
4,000,000	Apria Healthcare Group, Inc., BB-
	3.375%, 9/01/33, Senior Convertible Notes	3,850,000
4,000,000	LifePoint Hospitals, Inc., B+
	3.25%, 8/15/25, Senior Subordinated Convertible Notes	3,415,000
	Medtronic, Inc., AA-
5,000,000	1.625%, 4/15/13, Senior Convertible Notes (a)(b)	4,987,500
5,000,000	1.25%, 9/15/21, Ser. B, Convertible Notes	4,956,250

		17,208,750

	Insurance – 0.6%
4,000,000	Prudential Financial, Inc., A
	1.989%, 11/15/35, Senior Unsubordinated Convertible Notes (a)(c)	4,032,000

	Oil and Gas – 1.4%
8,000,000	Chesapeake Energy Corp., BB
	2.75%, 11/15/35, Senior Convertible Notes	8,540,000

	Pharmaceuticals – 5.9%
10,000,000	Allergan, Inc., A
	1.50%, 4/01/26, Convertible Notes (b)	9,812,500
10,000,000	Invitrogen Corp., NR
	3.25%, 6/15/25, Senior Convertible Notes	9,487,500
9,000,000	Medicis Pharmaceutical Corp., NR
	1.50%, 6/04/33, Senior Subordinated Convertible Notes (a)	8,943,750
9,000,000	Watson Pharmaceuticals, Inc., BBB-
	1.75%, 3/15/23, Senior Convertible Debentures	8,280,000

		36,523,750

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Telecommunications – 2.5%
$ 5,500,000	Finisar Corp., NR
	5.25%, 10/15/08, Subordinated Convertible Notes	$5,658,125
4,700,000	Nextel Communications, Inc., A-
	5.25%, 1/15/10, Senior Convertible Notes	4,658,875
6,000,000	SafeNet, Inc., NR
	2.50%, 12/15/10, Subordinated Convertible Notes (b)	5,190,000

		15,507,000

	Transportation – 0.4%
3,000,000	OMI Corp., B+
	2.875%, 12/01/24, Senior Convertible Notes (Marshall Islands)	2,715,000

	Waste Management— 1.3%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes (a)	8,253,000

	Total Convertible Bonds - 48.1% (Cost $287,576,431 )	299,825,535

	Corporate Bonds – 29.5%

	Aluminum, Steel and Other Metals – 0.5%
2,615,000	United States Steel LLC, BB
	10.75%, 8/01/08, Senior Notes	2,869,962

	Building Products – 0.4%
2,175,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	2,245,687

	Chemicals – 3.5%
2,000,000	BCP Crystal Holdings Corp., B
	9.625%, 6/15/14, Senior Subordinated Notes	2,210,000
10,000,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	10,762,500
2,763,000	Huntsman LLC, NR
	12.32%, 7/15/11, Company Guarantee Notes (c)	2,914,965
5,600,000	Lyondell Chemical Co., B
	10.875%, 5/01/09, Senior Subordinated Notes	5,740,000

		21,627,465

	Communications Equipment – 0.8%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B
	9.00%, 4/15/12, Senior Notes	5,243,490

	Communications, Media and Entertainment – 3.6%
654,000	Affinion Group, Inc., B-
	11.50%, 10/15/15, Senior Subordinated Notes (b)	673,620
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes (a)	7,017,500
7,000,000	Mediacom LLC, B
	9.50%, 1/15/13, Senior Notes (a)	7,192,500
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (b)	3,217,500
€ 3,174,750	Telenet Communications NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium) (b)	4,438,974

		22,540,094

	Computers - Software and Peripherals – 0.5%
$ 3,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (b)	$3,240,000

	Electronic Equipment and Components – 3.0%
7,144,000	Advanced Micro Devices, Inc., B
	7.75%, 11/01/12, Senior Notes	7,501,200
3,793,000	Avago Technologies Finance Ltd., B
	10.125%, 12/01/13, Senior Notes (Singapore) (b)	4,105,923
3,000,000	Clarke American Corp., B-
	11.75%, 12/15/13, Senior Notes (b)	3,142,500
4,000,000	Spansion, Inc., B
	11.25%, 1/15/16, Senior Notes (b)	4,140,000

		18,889,623

	Financial Services – 2.4%
7,727,000	E*Trade Financial Corp., B+
	8.00%, 6/15/11, Senior Notes	8,016,762
7,200,000	Leucadia National Corp., BB
	7.00%, 8/15/13, Senior Notes	7,182,000

		15,198,762

	Health Care Products and Services – 2.4%
4,500,000	DaVita, Inc., B
	7.25%, 3/15/15, Senior Subordinated Notes	4,522,500
10,000,000	Encore Medical IHC, Inc., CCC+
	9.75%, 10/01/12, Senior Subordinated Notes	10,225,000

		14,747,500

	Office Equipment – 0.6%
3,500,000	Xerox Capital Trust I, B+
	8.00%, 2/01/27, Company Guarantee Notes (a)	3,622,500

	Oil and Gas – 4.3%
1,742,000	Brigham Exploration Co., B-
	9.625%, 5/01/14, Senior Notes (a) (b)	1,750,710
9,000,000	Petrobras International Finance Co., NR
	9.125%, 7/02/13, Senior Notes (Cayman Islands)	10,462,500
10,000,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	11,500,000
3,000,000	Williams Cos., Inc., B+
	8.125%, 3/15/12, Senior Notes (a)	3,236,250

		26,949,460

	Pharmaceuticals – 1.6%
10,000,000	Athena Neurosciences Finance LLC, B
	7.25%, 2/21/08, Senior Notes	9,987,500

	Publishing – 0.5%
2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes	3,252,375

	Real Estate Investment Trusts – 0.4%
2,566,000	American Real Estate Partners LP/American Real Estate Finance Corp., BB
	8.125%, 6/01/12, Senior Notes	2,662,225

See notes to financial statements.

SemiAnnual Report | April 30, 2006 | 5

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Retail - Apparel and Shoes – 0.9%
$ 5,000,000	Levi Strauss & Co., B-
	12.25%, 12/15/12, Senior Notes	$5,675,000

	Retail - Specialty Stores – 0.8%
5,000,000	Simmons Bedding Co., B-
	7.875%, 1/15/14, Senior Subordinated Notes (a)	4,950,000

	Telecommunications – 3.3%
	Alamosa Delaware, Inc., A-
3,298,000	11.00%, 7/31/10, Senior Notes	3,664,903
3,000,000	8.50%, 1/31/12, Senior Notes	3,228,750
7,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Company Guarantee Notes	8,430,709
2,592,000	Madison River Capital, B-
	13.25%, 3/01/10, Senior Notes	2,721,600
2,240,000	PanAmSat Corp., B+
	9.00%, 8/15/14, Company Guarantee Notes	2,366,000

		20,411,962

	Total Corporate Bonds - 29.5% (Cost $173,392,108 )	184,113,605

	Total Long-Term Investments - 142.1% (Cost $823,984,556 )	885,632,771

	Short-Term Investments – 1.8%

	Money Market Fund - 1.8%
11,437,940	Goldman Sachs Financial Prime Obligations (Cost $11,437,940)	$11,437,940

	Total Investments – 143.9% (Cost $835,422,496)	897,070,711
	Other assets in excess of liabilities – 0.2%	1,002,671
	Preferred Stock, at redemption value – (-44.1% of Net Assets Applicable to Common Shareholders or -30.7% of Total Investments)	(275,000,000)

	Net Assets Applicable to Common Shareholders – 100.0%	$623,073,382

LLC - Limited Liability Corp.

LP - Limited Partnership

(a)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $83.5 million and received as collateral readily marketable securities with an aggregate fair value of approximately $83.6 million.
(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to 17.3% of net assets.
(c)	Floating rate security. The rate shown is as of April 30, 2006.
(d)	Variable principal amount dependent upon the value of Encana stock.
(e)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Assets and Liabilities | April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $835,422,496)	$897,070,711
Foreign currency, at value (cost $5)	5
Interest receivable	7,286,504
Receivable for securities sold	5,139,574
Dividends receivable	2,463,282
Other assets	58,000

Total assets	912,018,076

Liabilities
Payable for securities purchased	9,217,208
Due to custodian	3,458,799
Advisory fee payable	312,610
Dividends payable - preferred shares	270,736
Servicing fee payable	91,944
Net unrealized depreciation on interest rate swaps	68,987
Accrued expenses and other liabilities	524,410

Total liabilities	13,944,694

Preferred Stock, at redemption value
$.001 par value per share; 11,000 Auction Market Preferred Shares authorized, issued and outstanding at $25,000 per share liquidation preference	275,000,000

Net Assets Applicable to Common Shareholders	$623,073,382

Composition of Net Assets Applicable to Common Shareholders
Common Stock, $.001 par value per share; unlimited number of shares authorized, 23,352,574 shares issued and outstanding	$23,353
Additional paid-in capital	553,133,395
Accumulated unrealized appreciation on investments, interest rate swaps and foreign currency translation	61,584,086
Accumulated net realized gain on investments, interest rate swaps and foreign currency transactions	12,529,966
Accumulated undistributed net investment income	(4,197,418)

Net Assets Applicable to Common Shareholders	$623,073,382

Net Asset Value Applicable to Common Shareholders (based on 23,352,574 common shares outstanding)	$26.68

See notes to financial statements.

SemiAnnual Report | April 30, 2006 | 7

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Operations | For the Six Months Ended April 30, 2006 (unaudited)

Investment Income
Interest (net of foreign withholding taxes of $6,668)	$15,960,107
Dividends	11,191,499

Total income		$27,151,606

Expenses
Advisory fee	2,375,550
Servicing agent fee	923,825
Preferred share maintenance	362,672
Professional fees	129,285
Printing	99,055
Fund accounting	76,336
Administration fee	71,266
Trustees’ fees and expenses	67,322
Custodian	53,216
Transfer agent	52,670
Insurance	35,956
NYSE listing fee	17,376
ICI dues	13,890
Rating agency fee	7,421
Miscellaneous	6,772

Total expenses		4,292,612
Advisory and Servicing agent fees waived		(879,834)

Net expenses		3,412,778

Net investment income		23,738,828

Realized and Unrealized Gain (Loss) on Investments, Interest Rate Swaps and Foreign Currency Transactions:
Net realized gain (loss) on:
Investments		22,859,313
Interest rate swaps		517,491
Foreign currency transactions		(4,722)
Net change in unrealized appreciation (depreciation) on:
Investments		18,213,267
Interest rate swaps		(329,931)
Foreign currency translation		7,129

Net realized and unrealized gain on investments, interest rate swaps and foreign currency transactions		41,262,547

Distributions to Preferred Shareholders from
Net investment income		(5,928,982)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations		$59,072,393

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholders |

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
Increase in Net Assets Applicable to Common Shareholders Resulting from Operations:
Net investment income	$23,738,828	$54,394,196
Net realized gain on investments, interest rate swaps and foreign currency transactions	23,372,082	9,963,149
Net change in unrealized appreciation (depreciation) on investments, interest rate swaps and foreign currency translation	17,890,465	(7,397,842)
Distributions to Preferred Shareholders from:
Net investment income	(5,928,982)	(8,231,735)

Net increase in net assets applicable to Common Shareholders resulting from operations	59,072,393	48,727,768

Dividends and Distributions to Common Shareholders from:
Net investment income	(36,068,284)	(58,185,273)

Capital Share Transactions:
Common and preferred shares’ offering and organization expenses charged to paid-in-capital in excess of par value	71,547	—

Net increase from capital share transactions	71,547	—

Total increase (decrease) in Net Assets	23,075,656	(9,457,505)
Net Assets Applicable to Common Shareholders
Beginning of period	599,997,726	609,455,231

End of period (including accumulated undistributed net investment income of ($4,197,418) and $14,061,020, respectively)	$623,073,382	$599,997,726

See notes to financial statements.

SemiAnnual Report | April 30, 2006 | 9

AVK | Advent Claymore Convertible Securities and Income Fund

Financial Highlights |

Per share operating performance for a share of common stock outstanding throughout the period	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005	For the Year Ended October 31, 2004	For the Period April 30, 2003(a) through October 31, 2003
Net asset value, beginning of period	$25.69		$26.10	$26.14 (b)	$23.88	(b)

Income from investment operations
Net investment income(c)	1.02		2.33	2.41	0.93
Net realized and unrealized gain on investments, interest rate swaps and foreign currency transactions	1.76		0.10	0.08	2.28
Dividends to preferred shareholders from net investment income (common share equivalent basis)	(0.25)		(0.35)	(0.15)	(0.03)

Total from investment operations	2.53		2.08	2.34	3.18

Common and preferred shares’ offering and organization expenses charged to paid-in-capital in excess of par value	—		—	(0.05)	(0.06)

Dividends and distributions to Common Shareholders
Net investment income	(1.54)		(2.49)	(2.15)	(0.86)
Net realized gain	—		—	(0.18)	—

Total dividends and distributions to Common Shareholders	(1.54)		(2.49)	(2.33)	(0.86)

Net asset value, end of period	$26.68		$25.69	$26.10	$26.14

Market value, end of period	$24.66		$23.62	$25.41	$24.95

Total investment return(d)
Net asset value	10.14%		8.14%	8.93%	13.29%
Market value	11.22%		2.52%	11.44%	3.40%
Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)	$623,073		$599,998	$609,455	$610,415
Preferred shares, at redemption value ($25,000 per share liquidation preference) (thousands)	$275,000		$275,000	$275,000	$215,000
Preferred shares asset coverage per share	$81,643		$79,545	$80,405	$95,978
Ratios to Average Net Assets applicable to Common Shares:
Net Expenses, after fee waiver	1.12	% (e)	1.12%	1.05%	0.88	% (e)
Net Expenses, before fee waiver	1.41	% (e)	1.41%	1.33%	1.12	% (e)
Net Investment Income, after fee waiver, prior to effect of dividends to preferred shares	7.82	% (e)	8.90%	9.07%	7.51	% (e)
Net Investment Income, before fee waiver, prior to effect of dividends to preferred shares	7.53	% (e)	8.61%	8.79%	7.27	% (e)
Net Investment Income, after fee waiver, after effect of dividends to preferred shares	5.87	% (e)	7.56%	8.49%	7.28	% (e)
Net Investment Income, before fee waiver, after effect of dividends to preferred shares	5.58	% (e)	7.27%	8.21%	7.04	% (e)
Ratios to Average Managed Assets: (f)
Net Expenses, after fee waiver	0.78	% (e)	0.77%	0.75%	0.73	% (e)
Net Expenses, before fee waiver	0.98	% (e)	0.97%	0.95%	0.93	% (e)
Net Investment Income, after fee waiver, prior to effect of dividends to preferred shares	5.40	% (e)	6.14%	6.44%	6.27	% (e)
Net Investment Income, before fee waiver, prior to effect of dividends to preferred shares	5.20	% (e)	5.94%	6.24%	6.07	% (e)
Portfolio turnover rate	45%		64%	112%	34%

(a)	Commencement of operations.
(b)	Before reimbursement of offering expenses charged to capital during the period.
(c)	Based on average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Managed assets is equal to net assets applicable to Common Shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

10 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund

Notes to Financial Statements | April 30, 2006 (unaudited)

Note 1 – Organization:

Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translation in the respective Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translation.

(d) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. The swaps are valued weekly at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and/or unrealized appreciation (depreciation) on the Statement of Operations.

(e) Securities Lending

The Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned.The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. During the six months ended April 30, 2006, the Fund maintained a securities lending agreement with Lehman Brothers acting as the counterparty. Pursuant to the lending agreement, the Fund has the right to sell the security or terminate the loan at any time upon proper notice to Lehman Brothers. The Fund does not have the right to sell or repledge the collateral received from Lehman Brothers, except in the case of default. As of April 30, 2006, the Fund loaned securities with a fair value of approximately $83,490,518 and received as collateral securities with a fair value of approximately $83,551,094.

(f) Concentration of Risk

It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

SemiAnnual Report | April 30, 2006 | 11

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

(g) Distributions to Shareholders

The Fund declares and pays monthly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Note 3 – Investment Management Agreement, Servicing Agreement and Other Agreements:

Pursuant to the Investment Management Agreement (the “Agreement”) between the Fund and Advent Capital Management, LLC, the Fund’s investment advisor (the “Advisor”), the Advisor is responsible for the daily management for the Fund’s portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average value of the Fund’s Managed Assets, which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund’s Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. For the six months ended April 30, 2006, the Advisor has not been reimbursed by the Fund. The annual fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average value of the Fund’s Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average value of the Fund’s Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average value of the Managed Assets for the first five years of the Fund’s operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

Pursuant to a Servicing Agreement between the Fund and Claymore Securities, Inc., the Fund’s servicing agent (the “Servicing Agent”), the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average value of the Fund’s Managed Assets. The fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain officers and trustees of the Fund are also officers and directors of the Advisor or Servicing Agent. The Fund does not compensate its officers or trustees who are officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2006, the cost and related gross unrealized appreciation and depreciation on investments excluding swap agreements are as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
$838,959,769	$65,116,073	$(7,005,131)	$58,110,942

For the year ended October 31, 2005, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets, of $66,417,008 was ordinary income. The final determination of the source of the 2006 distributions for tax purposes will be made after the end of the Fund’s fiscal year and will be reported to shareholders in January 2007 on Form 1099-DIV.

For federal income tax purposes, as of October 31, 2005 the Fund has a capital loss carryfor-ward of $7,550,493. Of this amount, $3,095,426 expires October 31, 2012 and $4,455,067 expires October 31, 2013. Capital loss carryforwards are available to offset future capital gains, if any.

12 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

Note 5 – Investments in Securities:

For the six months ended April 30, 2006, purchases and sales of investments, other than short-term securities, were $384,656,436 and $383,744,258, respectively.

The Fund entered into interest rate swap agreements during the six months ended April 30, 2006 as a hedge against rising short-term interest rates, which impact the rates the Fund pays on its Auction Preferred Shares (“Preferred Shares”). As of April 30, 2006, the Fund has swaps with a total notional value of $110,000,000 outstanding, which represents 40% of the preferred shares. Details of the swap agreements outstanding as of April 30, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan Chase & Co.	05/03/2006	$30,000	3.72%	3 Month LIBOR	$(209,270)
JP Morgan Chase & Co.	07/10/2006	30,000	2.96%	3 Month LIBOR	(65,075)
JP Morgan Chase & Co.	01/25/2007	50,000	3.54%	3 Month LIBOR	205,358

					$(68,987)

For each swap noted, the Fund pays a fixed rate and receives a floating rate.The market value of the swaps outstanding reflects the current receivable and payable for the floating rate and fixed rate, which may have different payment dates.

Note 6 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,352,574 issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund did not issue any shares during the six months ended April 30, 2006 and the year ended October 31, 2005.

Preferred Shares

On June 19, 2003, the Fund’s Board of Trustees authorized the issuance of Preferred Shares, as part of the Fund’s leverage strategy. Preferred Shares issued by the Fund have seniority over the common shares.

On July 24, 2003, the Fund issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28, 2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28, each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Preferred Shares Series F7 and 1,200 shares of Preferred Shares Series W28 each with a liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at a rate set through an auction process. Distributions of net realized capital gains, if any, are made annually.

For the six months ended April 30, 2006, the annualized dividend rates range from:

	High	Low	At April 30, 2006
Series M7	4.72%	3.84%	4.60%
Series T28	4.80%	3.94%	4.80%
Series W7	4.72%	3.70%	4.70%
Series W28	4.80%	3.85%	4.80%
Series TH28	4.95%	3.84%	4.95%
Series F7	4.72%	3.79%	4.65%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Note 7 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Subsequent Event:

Subsequent to April 30, 2006, the Fund declared on May 1 and June 1, monthly dividends to common shareholders of $0.1718 per common share. These dividends are payable on May 31 and June 30 to shareholders of record on May 15 and June 15, respectively.

SemiAnnual Report | April 30, 2006 | 13

AVK | Advent Claymore Convertible Securities and Income Fund

Supplemental Information | (unaudited)

Trustees

The Trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Daniel Black The Wicks Group of Companies, LLC 405 Park Avenue New York, NY 10022 Year of birth: 1960 Trustee	Since 2005	Partner, the Wicks Group of Companies, LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Company, Inc. (1998-2003).	2	Trustee, Bank Street College of Education.

Randall C. Barnes Year of birth: 1952 Trustee	Since 2005	Investor, (2001-present). Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	13	Trustee of five Canadian investment companies in the Claymore Canada fund complex.

Derek Medina ABC News 47 West 66th Street New York, NY 10023 Year of birth: 1967 Trustee	Since 2003	Vice President, Business Affairs and News Planning at ABC News (2003-present). Formerly, Executive Director, Office of the President at ABC News (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute.

Ronald A. Nyberg Year of birth: 1953 Trustee	Since 2003	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	16	Director, Edward Hospital Foundation, Naperville, IL; Trustee, North Park University, Chicago, IL.

Gerald L. Seizert, CFP Seizert Capital Partners, LLC 1668 S.Telegraph, Suite 120 Bloomfield Hills, MI 48302 Year of birth: 1952 Trustee	Since 2003	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC (2000-present). Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart Williams Capital Partners, L.P. 650 Fifth Avenue New York, NY 10019 Year of birth: 1960 Trustee	Since 2003	Managing Partner, Cordova, Smart & Williams, LLC, Advisor to First Atlantic Capital Ltd., equity firm (2001-present). Formerly, a Managing Director Investment Banking- The Private Equity Group (1995-2001) and a Vice President in Investment Banking- Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods. Director, Berkshire Blanket, Inc.

14 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund | Supplemental Information (unaudited) continued

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees:
Tracy V. Maitland† 1065 Avenue of the Americas 31st Floor New York, NY 10018 Year of birth: 1960 Trustee, President and Chief Executive Officer	Since 2003	President of Advent Capital Management, LLC, which he founded in June, 2001. Prior to June, 2001, President of Advent Capital Management, a division of Utendahl Capital.	2	None.

Nicholas Dalmaso†† Year of birth: 1965 Trustee	Since 2003	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	16	None.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532
**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:
–	Messrs. Seizert, Medina and Barnes, as Class I Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.
–	Messrs. Smart, Nyberg and Black, as Class II Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.
–	Messrs. Maitland and Dalmaso, as Class III Trustees, are expected to stand for re-election at the Fund’s 2006 annual meeting of shareholders.
***	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC. or Claymore Securities, Inc.The Claymore Fund Complex is overseen by multiple Boards of Trustees.
†	Mr.Maitland is an “interested person”(as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management,LLC,the Fund’s Investment Manager.
††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Servicing Agent.

Officers

The Officers of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers:

F.Barry Nelson Year of birth: 1943 Vice President and Assistant Secretary	Since 2003	Co-Portfolio Manager and Research Director at Advent Capital Management, LLC from June 2001 to present. Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (July 2005-present). Previously,Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2003	Advent Capital Management, LLC: General Counsel – Legal, 2002 to present; SG Cowen Securities Corp.: Director and Senior Counsel, 1998-2002.

*	Address for all Officers: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

SemiAnnual Report | April 30, 2006 | 15

AVK | Advent Claymore Convertible Securities and Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, P.O. Box 463, East Syracuse, New York 13057-0463, Attention: Shareholder Services Department, Phone Number: (800) 701-8178.

16 | SemiAnnual Report | April 30, 2006

AVK | Advent Claymore Convertible Securities and Income Fund

Investment Management Agreement Contract Re-approval |

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) contemplates that the Board of Trustees (the “Board”) of Advent/Claymore Convertible Securities and Income Fund (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the investment management agreement (the “Management Agreement”) with Advent Capital Management, LLC (the “Advisor”) for the Fund.

More specifically, at a meeting held on March 14, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of the Advisor and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the Advisor under the Management Agreement. Responses of the Advisor to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and analyzed these materials which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of the Advisor. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the investment officers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of the Advisor, including its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Board considered information regarding the Advisor’s compensation structure for its personnel involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment management services provided to the Fund by the Advisor.

Fund Performance and Expenses

The Board considered the most recent one year, three-month and year-to-date performance results for the Fund. It also considered these results in comparison to the performance results of a group of seven other closed-end funds that was determined to be the most similar to the Fund (the “Peer Group”).

The Board received and considered statistical information regarding the Fund’s total expense ratio (based on net assets applicable to common shares) and its various components. It also considered comparisons of these expenses to the expense information for the Fund’s Peer Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Management Agreement.

Investment Management Fee Rates

The Board reviewed and considered the contractual investment management fee rate (the “Management Agreement Rate”) payable by the Fund to the Advisor for investment management services. In addition, the Board reviewed and considered the fee waiver arrangements applicable to the Management Agreement Rate and considered the Management Agreement Rate after taking the waivers into account (the “Net Management Rate”).

Additionally, the Board received and considered information comparing the Management Agreement Rate (on a stand-alone basis exclusive of service fee/administrative fee rates) with those of the other funds in its Peer Group. The Board concluded that the fees were fair and equitable based on relevant factors, including the Fund’s performance results and total expense ranking relevant to its Peer Group.

Profitability

The Board received and considered an estimated profitability analysis of the Advisor based on the Net Management Rate. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that the Advisor received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that the opportunity to benefit from economies of scale were diminished in the context of a closed-end fund.

Information about Services to Other Clients

The Board also received and considered information about the nature, extent and quality of services and fee rates offered by the Advisor to its other clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from the Advisor as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisor at least in each of its quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Management Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Management Agreement.

SemiAnnual Report | April 30, 2006 | 17

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Information |

Board of Trustees	Officers	Administrator, Custodian and
Randall C. Barnes Daniel Black Nicholas Dalmaso* Tracy V. Maitland* Chairman Derek Medina Ronald A. Nyberg Gerald L. Seizert Michael A. Smart

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President and Assistant Secretary

Robert White

Treasurer and Chief Financial Officer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

1065 Avenue of the Americas,

31st Floor

New York, New York 10018

Servicing Agent

Claymore Securities, Inc.

Lisle, Illinois

Transfer Agent

The Bank of New York

New York, New York

Preferred Stock-

Dividend Paying Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate, Meagher &

Flom LLP

New York, New York

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information.The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information.The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent Claymore Convertible Securities and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (800) 701-8178

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files it complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In November 2005, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

18 | SemiAnnual Report | April 30, 2006

Advent Capital Management, LLC 1065 Avenue of the Americas New York, New York 10018

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	June 29, 2006

By:	/s/ Robert White
Name:	Robert White
Title:	Treasurer and Chief Financial Officer
Date:	June 29, 2006